Disclosure of net benefit liability for other employee benefits (Details) - Other employee benefits [Member] - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Unfunded benefit obligation	$ 107,829	$ 89,005	$ 80,259
Vacation accrual and other - non-current	3,324	2,624
Net liability	$ 111,153	$ 91,629